PROVISION FOR INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
10. PROVISION FOR INCOME TAXES

As of June 30, 2015 there is no provision for income taxes, current or deferred.

Net operating losses carryforward	$2,276,753
Valuation allowance	(2,276,753)
$-

The Company has approximately $6,700,000 in net operating losses as of June 30, 2015. A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and the statutory rate for year ended June 30, 2015 is summarized below:

Federal rate	34%
State rate	-

Combined Tax Rate	34%
Valuation allowance	(34%)
0%

As of December 31, 2014, there is no provision for income taxes, current or deferred.

Net operating losses	$2,164,429
Temporary and permanent tax differences	(378,000)
Valuation allowance	(1,786,429)
$-

At December 31, 2014, the Company had a net operating loss carry forward in the amount of $5,069,000, available to offset future taxable income through 2034. The Company has established a valuation allowance equal to the full amount of the deferred tax assets due to the uncertainty of the utilization of the operating losses in future periods.

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and the statutory rate for year ended December 31, 2014 is summarized below:

	Canada	United States
Federal rate	12.6%	34.0%
State rate	-	0.0
Provincial rate	10.0	-
Mining duties	16.0	-
	38.6	34.0
Valuation allowance	(38.6)%	(34.0)
	0.0%	0.0%